Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Repayment schedule [Abstract]
Corporate debt	$ 1,084,838	$ 7,700	€ 7	$ 1,017,200	$ 1,023,071
2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	34,022			16,697
2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	179,059			38,932
2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	320,956			110,179
2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	153,998			309,075
2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	396,803			147,257
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0			395,060
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	9,889			6,431
2017 Credit Facility [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	13			8
2017 Credit Facility [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	9,876			6,423
2017 Credit Facility [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	54,688			29,499
Revolving Credit Facility [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	261			112
Revolving Credit Facility [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	54,427			29,387
Revolving Credit Facility [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Revolving Credit Facility [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Revolving Credit Facility [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	25,691			9,937
Commercial Paper [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	25,691			9,937
Commercial Paper [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	318,842			308,812
2020 Green Private Placement [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	174			423
2020 Green Private Placement [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	318,668			0
2020 Green Private Placement [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			308,389
2020 Green Private Placement [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				0
2020 Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	152,356			147,257
2020 Note Issuance Facility [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
2020 Note Issuance Facility [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	152,356			0
2020 Note Issuance Facility [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0			147,257
2020 Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	112,128			109,162
Green Exchangeable Notes [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	2,108			2,107
Green Exchangeable Notes [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	110,020			0
Green Exchangeable Notes [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			107,055
Green Exchangeable Notes [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	396,927			396,024
Green Senior Notes [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	963			964
Green Senior Notes [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	0			0
Green Senior Notes [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	395,964			0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				395,060
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	14,317			10,078
Other Bank Loans [Member] | 2023 and 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	4,812			3,146
Other Bank Loans [Member] | 2024 and 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	4,736			3,122
Other Bank Loans [Member] | 2025 and 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	2,288			3,124
Other Bank Loans [Member] | 2026 and 2027 [Member]
Repayment schedule [Abstract]
Corporate debt	1,642			686
Other Bank Loans [Member] | 2027 and 2028 [Member]
Repayment schedule [Abstract]
Corporate debt	$ 839			0
Other Bank Loans [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt				$ 0